Current and long-term debt - COSCO Shipping Sale and Leaseback (Details)	1 Months Ended			12 Months Ended
	Oct. 31, 2018 USD ($)	Sep. 30, 2018 USD ($) tanker	Aug. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 2,910,315,000	$ 2,767,193,000
COSCO Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 88,000,000		84,200,000
Sale leaseback transaction, term		8 years
Periodic payment per vessel		$ 500,000
Net debt to capitalization ratio		0.65
Consolidated tangible net worth		$ 1,000,000,000.0
Cumulative positive net income		25.00%
Net proceeds of equity issuance		50.00%
Minimum ratio for fair value of vessels		110.00%
COSCO Lease Financing [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period		2 years
COSCO Lease Financing [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period		8 years
COSCO Lease Financing [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		3.60%
DVB 2017 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Repayments	$ 25,800,000	$ 14,800,000	$ 33,500,000	78,400,000
Senior Secured Term Loan Facility - K-Sure Credit Facility, Repayment One [Member]
Disclosure of detailed information about borrowings [line items]
Repayments		12,600,000	46,600,000
2016 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Repayments	$ 59,200,000	$ 30,000,000	$ 92,700,000	$ 196,000,000
STI Battersea and STI Wembley [Member] | Handymax [Member] | Vessels [member] | COSCO Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker		2
Borrowings		$ 21,200,000
STI Texas City and STI Meraux [Member] | MR [Member] | Vessels [member] | COSCO Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker		2
Borrowings		$ 22,800,000